Trade and other current receivables - Summary of Trade and Other Current Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade receivables	€ 4,023	€ 4,544
Prepayments and accrued income	516	969
Other receivables	1,236	1,543
Trade and other current receivables	€ 5,775	€ 7,056